Loans	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Loans

16. LOANS

					2017				2016				2015
	Interest rate (1)			Maturity	Noncurrent		Current		Noncurrent		Current		Noncurrent	Current
Argentine pesos:
Negotiable obligations	16.50%	—	28.57%	2018-2024	29,640	(7)	5,753	(7)	29,194	(7)	4,400	(7)	19,280	2,050
Loans(3)	20.00%	—	26.41%	2018-2020	728		2,794		2,416		1,459		1,224	792
Account overdraft	29.50%			2018	—		10		—		4,037	(5)	—	4,737	(5)

					30,368		8,557		31,610		9,896		20,504	7,579

Currencies other than the Argentine peso:
Negotiable obligations(2)(4) (6)	3.50%	—	10.00%	2018-2047	114,686		15,075		86,116		4,360		52,651	9,981
Export pre-financing	1.50%	—	8.22%	2018-2019	383		6,521		1,908		6,491		1,039	3,680
Imports financing	1.60%	—	3.26%	2018	—		4,595		—		2,439		—	4,736
Loans(6)	1.80%	—	6.13%	2018-2021	6,290		4,588		7,934		3,591		3,740	1,841

					121,359		30,779		95,958		16,881		57,430	20,238

					151,727		39,336		127,568		26,777		77,934	27,817

(1)	Annual interest rate in force as of December 31, 2017.
(2)	Disclosed net of 309, 672, 1,349 corresponding to YPF’s own negotiable obligations repurchased through open market transactions, as of December 31, 2017, 2016, and 2015, respectively.
(3)	Includes loans granted by Banco Nación Argentina. As of December 31, 2017, it incudes 2,500, 1,500 of which accrues variable interest at a BADLAR plus a margin of 3.5 points and 1,000 at a fixed rate of 20%. As of December 31, 2016, it includes 2,105; 105 of which accrues interest at a BADLAR variable rate plus a spread of 4 percentage points and 2,000 of which accrues interest at a BADLAR variable rate plus a spread of 3.5 percentage points. As of December 31, 2015, it includes 460, 210 of which accrues interest at a fixed rate of 15% until December 2015 and then at a variable BADLAR rate plus a margin of 4 percentage points and 250 of which accrues interest at a variable BADLAR rate plus a spread of 4 percentage points with a maximum lending rate of the general portfolio of Banco Nación Argentina. See Note 31.
(4)	Includes 1,528, 3,253, and 9,970 as of December 31, 2017, 2016, and 2015, respectively, of nominal value of negotiable obligations that will be canceled in pesos at the applicable exchange rate in accordance with the terms of the series issued.
(5)	Includes 1,440 and 1,926 corresponding to overdrafts granted by Banco Nación Argentina as of December 31, 2016 and 2015, respectively. See Note 31.
(6)	Includes 492, 4,960, and 2,575 corresponding to financial loans and negotiable obligations secured by cash flows as of December 31, 2017, 2016, and 2015, respectively.
(7)	Includes 15,850 and 11,248 as of December 31, 2017 and 2016, respectively, of nominal value of NO that will be canceled in dollars at the applicable exchange rate according to the conditions of the issued series.

The breakdown of the Group’s borrowings as of the year ended on December 31, 2017, 2016 and 2015 is as follows:

	2017		2016	2015
Balance at beginning of the year	154,345		105,751	49,305
Proceed from loans	54,719		101,322	55,158
Payments of loans	(36,346)		(73,286)	(24,090)
Payments of interest	(17,912)		(16,330)	(6,780)
Accrued interest(1)	17,995		16,623	8,342
Net exchange differences and translation	21,465		20,265	26,189
Reclassifications and other movements	(3,203	)(2)	—	(2,373	)(3)

Balance at the end of the year	191,063		154,345	105,751

(1)	Includes capitalized financial costs. See Note 8.
(2)	Includes 3,130 of loans reclassified to the item “Liabilities associated with assets held for disposal”. See Note 3.
(3)	Corresponds to settlement of loans by agreement “El Orejano”. See Note 29.b).

On April 28, 2017, the General and Extraordinary Shareholders’ Meeting approved an extension in the effective term of the Global Medium Term Notes (“MTN”) Program of the Company for a term of 5 years.

The maximum nominal amount at any time outstanding of the Program of US$ 10,000 million or its equivalent in other currencies.

Details regarding the Negotiable Obligations of the Group are as follows:

								Principal Maturity	2017		2016		2015
Month	Year	Principal value		Ref.	Class	Interest rate(3)			Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
YPF
—	1998	US$	15	(1) (6)	—	Fixed	10.00%	2028	276	5	63	4	49	3
October and December	2012	US$	552	(2) (4) (5) (6) (7)	Class X	—	—	—	—	—	—	—	—	7,258
November and December	2012	$	2,110	(2) (4) (6) (7)	Class XI	—	—	—	—	—	—	260	1,055	1,129
December and March	2012/3	$	2,828	(2) (4) (6) (7)	Class XIII	BADLAR plus 4.75%	26.77%	2018	—	1,427	1,414	1,439	2,828	25
April	2013	$	2,250	(2) (4) (6) (7)	Class XVII	BADLAR plus 2.25%	24.82%	2020	2,250	96	2,250	101	2,250	91
April	2013	US$	89	(2) (5) (6)	Class XIX	—	—	—	—	—	—	1,413	1,156	3
June	2013	$	1,265	(2) (4) (6)	Class XX	BADLAR plus 2.25%	24.20%	2020	1,265	12	1,265	12	1,265	12
July	2013	US$	92	(2) (5) (6)	Class XXII	Fixed	3.50%	2020	451	230	576	197	630	162
October	2013	US$	150	(2) (6)	Class XXIV	Libor plus 7.50%	8.92%	2018	—	498	419	570	802	471
December, April, February and December	2013/4/5	US$	862	(2) (6)	Class XXVI	Fixed	8.88%	2018	—	8,422	13,410	40	11,057	33
April, February and October	2014/5/6	US$	1,522	(2) (4) (6)	Class XXVIII	Fixed	8.75%	2024	28,311	599	24,111	509	17,212	364
March	2014	$	500	(2) (6) (7)	Class XXIX	BADLAR	21.74%	2020	350	158	500	8	500	7
June	2014	$	465	(2) (6)	Class XXXII	—	—	—	—	—	—	—	—	157
June	2014	US$	66	(2) (5) (6)	Class XXXIII	—	—	—	—	—	—	350	287	574
September	2014	$	1,000	(2) (6) (7)	Class XXXIV	BADLAR plus 0.1%	20.08%	2024	1,000	54	1,000	76	1,000	56
September	2014	$	750	(2) (4) (6)	Class XXXV	BADLAR plus 3.5%	23.48%	2019	500	298	750	64	750	49
February	2015	$	950	(2) (6) (7)	Class XXXVI	BADLAR plus 4.74%	24.47%	2020	950	92	950	126	950	95
February	2015	$	250	(2) (6)	Class XXXVII	—	—	—	—	—	—	260	250	9
April	2015	$	935	(2) (4) (6)	Class XXXVIII	BADLAR plus 4.75%	24.89%	2020	626	362	935	69	935	55
April	2015	US$	1,500	(2) (6)	Class XXXIX	Fixed	8.50%	2025	27,731	1,002	23,617	853	19,369	1,111
July	2015	$	500	(2) (6)	Class XL	—	—	—	—	—	—	529	500	26
September	2015	$	1,900	(2) (6) (7)	Class XLI	BADLAR	19.98%	2020	1,267	736	1,900	145	1,900	112
September and December	2015	$	1,697	(2) (4) (6)	Class XLII	BADLAR plus 4%	23.98%	2020	1,697	110	1,697	148	1,697	119
October	2015	$	2,000	(2) (6) (7)	Class XLIII	BADLAR	20.30%	2023	2,000	80	2,000	106	2,000	83
December	2015	$	1,400	(2) (6)	Class XLIV	BADLAR plus 4.75%	26.53%	2018	—	1,422	1,400	23	1,400	25
March	2016	$	150	(2) (6)	Class XLV	—	—	—	—	—	—	153	—	—
March	2016	$	1,350	(2) (4) (6)	Class XLVI	BADLAR plus 6%	25.83%	2021	1,350	114	1,350	152	—	—
March	2016	US$	1,000	(2) (6)	Class XLVII	Fixed	8.50%	2021	18,599	430	15,840	367	—	—
April	2016	US$	46	(2) (5) (6)	Class XLVIII	Fixed	8.25%	2020	852	14	726	12	—	—
Abril	2016	$	535	(2)	Class XLIX	BADLAR plus 6%	28.57%	2020	535	31	535	33	—	—
July	2016	$	11,248	(2) (6) (8)	Class L	BADLAR plus 4%	25.46%	2020	11,248	651	11,248	696	—	—
September	2016	CHF	300	(2)	Class LI	Fixed	3.75%	2019	5,731	54	4,673	45	—	—
May	2017	$	4,602	(2) (6) (8)	Clase LII	Fixed	16.50%	2022	4,602	110	—		—	—
July and December	2017	US$	1,000	(2)	Clase LIII	Fixed	6.95%	2027	18,889	445	—		—	—
December	2017	US$	750	(2)	Clase LIV	Fixed	7.00%	2047	13,846	44	—		—	—
Metrogas
January	2013	US$	177		Series A-L	Fixed	8.88%	2018	—	3,076	2,461	—	1,906	2
January	2013	US$	18		Series A-U	Fixed	8.88%	2018	—	256	220	—	183	—

									144,326	20,828	115,310	8,760	71,931	12,031

(1)	Corresponds to the 1997 M.T.N. Program for US$1,000 million.
(2)	Corresponds to the 2008 M.T.N. Program for US$ 10,000 million.
(3)	Interest rate as of December 31, 2017.
(4)	The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these negotiable obligations, which may at the discretion of the respective holders, be subsequently traded on the securities market where these negotiable obligations are authorized to be traded.
(5)	The payment currency of these Negotiable Obligations is the Argentine Peso at the Exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the pricing supplements.
(7)	Negotiable obligations classified as productive investments computable as such for the purposes of section 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.
(8)	The payment currency of this issue is the U.S. dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.